Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
December 31, 2024
AFF40-NPRT3-0325
1.811338.120
Bond Funds - 13.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,943,682	18,775,966
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	163,624	1,205,908
Fidelity Series Emerging Markets Debt Fund (b)	1,664,860	13,152,397
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	458,047	3,916,302
Fidelity Series Floating Rate High Income Fund (b)	280,047	2,520,427
Fidelity Series High Income Fund (b)	1,647,448	14,184,525
Fidelity Series International Credit Fund (b)	149,397	1,232,521
Fidelity Series International Developed Markets Bond Index Fund (b)	6,623,349	57,490,671
Fidelity Series Investment Grade Bond Fund (b)	12,444,715	122,953,780
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,934,999	116,474,845
Fidelity Series Real Estate Income Fund (b)	258,483	2,538,304
TOTAL BOND FUNDS (Cost $407,747,360)		354,445,646

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	12,114,456	192,740,999
Fidelity Advisor Series Growth Opportunities Fund (b)	8,185,054	135,462,642
Fidelity Advisor Series Small Cap Fund (b)	3,601,947	40,377,826
Fidelity Series All-Sector Equity Fund (b)	6,968,455	87,245,051
Fidelity Series Commodity Strategy Fund (b)	60,570	5,218,746
Fidelity Series Intrinsic Opportunities Fund (b)	1,021,539	10,858,957
Fidelity Series Large Cap Stock Fund (b)	11,295,364	259,228,614
Fidelity Series Large Cap Value Index Fund (b)	1,571,262	25,627,289
Fidelity Series Opportunistic Insights Fund (b)	6,862,975	166,015,373
Fidelity Series Small Cap Core Fund (b)	646,211	7,890,232
Fidelity Series Small Cap Discovery Fund (b)	1,012,370	11,014,586
Fidelity Series Small Cap Opportunities Fund (b)	3,585,060	52,449,434
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,028,603	151,091,866
Fidelity Series Value Discovery Fund (b)	10,011,349	155,175,906
TOTAL DOMESTIC EQUITY FUNDS (Cost $881,491,411)		1,300,397,521

International Equity Funds - 36.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,473,434	70,143,449
Fidelity Series Emerging Markets Fund (b)	6,779,227	58,843,691
Fidelity Series Emerging Markets Opportunities Fund (b)	13,127,591	240,497,462
Fidelity Series International Growth Fund (b)	10,269,979	179,005,725
Fidelity Series International Small Cap Fund (b)	2,197,325	35,596,671
Fidelity Series International Value Fund (b)	15,108,868	180,097,710
Fidelity Series Overseas Fund (b)	13,328,041	179,128,877
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $725,687,782)		943,313,585

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	20,000	19,967
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	390,000	390,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	2,910,000	2,902,794
US Treasury Bills 0% 1/30/2025 (d)	4.45	2,750,000	2,740,952
US Treasury Bills 0% 1/9/2025 (d)	4.58	210,000	209,828
US Treasury Bills 0% 2/6/2025 (d)	4.47	70,000	69,713
US Treasury Bills 0% 3/27/2025 (d)	4.28	30,000	29,707
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,361,347)			6,362,961

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,256,622)	4.36	3,255,971	3,256,622

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,024,544,522)	2,607,776,335
NET OTHER ASSETS (LIABILITIES) - 0.0%	(717,506)
NET ASSETS - 100.0%	2,607,058,829

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	181	Mar 2025	20,520,875	(678,648)	(678,648)
ICE MSCI Emerging Markets Index Contracts (United States)	692	Mar 2025	37,153,480	(1,287,459)	(1,287,459)

TOTAL EQUITY CONTRACTS					(1,966,107)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	655	Mar 2025	71,231,250	(627,193)	(627,193)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	114	Mar 2025	12,118,734	(47,358)	(47,358)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	212	Mar 2025	24,134,875	(600,241)	(600,241)

TOTAL INTEREST RATE CONTRACTS					(1,274,792)

TOTAL PURCHASED					(3,240,899)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	167	Mar 2025	49,563,513	1,444,999	1,444,999

TOTAL FUTURES CONTRACTS					(1,795,900)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,323,962.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,981,758	53,699,975	53,425,076	131,984	(35)	-	3,256,622	3,255,971	0.0%
Total	2,981,758	53,699,975	53,425,076	131,984	(35)	-	3,256,622	3,255,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	197,985,688	59,965,585	45,182,442	44,291,203	6,215,499	(26,243,331)	192,740,999	12,114,456
Fidelity Advisor Series Growth Opportunities Fund	139,587,535	23,192,805	43,296,636	11,593,306	6,095,197	9,883,741	135,462,642	8,185,054
Fidelity Advisor Series Small Cap Fund	68,332,538	11,559,491	32,865,582	10,296,519	4,744,386	(11,393,007)	40,377,826	3,601,947
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,297,875	19,067,839	1,490,788	356,131	533	(99,493)	18,775,966	1,943,682
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,342,492	64,293	164,313	43,336	(32,728)	(3,836)	1,205,908	163,624
Fidelity Series All-Sector Equity Fund	65,652,581	30,764,378	12,581,832	5,715,386	737,298	2,672,626	87,245,051	6,968,455
Fidelity Series Canada Fund	73,060,672	6,411,955	11,079,731	2,094,554	1,236,352	514,201	70,143,449	4,473,434
Fidelity Series Commodity Strategy Fund	18,249,080	5,849,718	17,978,553	645,038	(9,845,155)	8,943,656	5,218,746	60,570
Fidelity Series Emerging Markets Debt Fund	13,940,682	890,621	1,755,891	569,961	(126,085)	203,070	13,152,397	1,664,860
Fidelity Series Emerging Markets Debt Local Currency Fund	4,438,774	239,401	570,772	180,724	(48,227)	(142,874)	3,916,302	458,047
Fidelity Series Emerging Markets Fund	69,600,835	3,029,765	13,620,445	1,643,194	(244,689)	78,225	58,843,691	6,779,227
Fidelity Series Emerging Markets Opportunities Fund	279,488,978	11,984,360	59,648,148	4,923,326	1,470,006	7,202,266	240,497,462	13,127,591
Fidelity Series Floating Rate High Income Fund	2,644,876	219,486	329,269	177,571	(4,803)	(9,863)	2,520,427	280,047
Fidelity Series Government Money Market Fund	52,162	2,934,662	2,986,824	29,017	-	-	-	-
Fidelity Series High Income Fund	14,240,366	1,828,084	2,120,324	719,152	(14,068)	250,467	14,184,525	1,647,448
Fidelity Series International Credit Fund	1,187,875	58,127	26,550	58,128	1,887	11,182	1,232,521	149,397
Fidelity Series International Developed Markets Bond Index Fund	24,018,895	38,283,803	4,026,979	1,454,863	10,111	(795,159)	57,490,671	6,623,349
Fidelity Series International Growth Fund	206,354,673	17,813,906	33,262,005	7,408,206	4,328,691	(16,229,540)	179,005,725	10,269,979
Fidelity Series International Small Cap Fund	40,801,831	4,445,429	6,991,190	3,411,575	1,568,605	(4,228,004)	35,596,671	2,197,325
Fidelity Series International Value Fund	207,338,494	14,780,061	32,602,800	8,117,692	5,669,829	(15,087,874)	180,097,710	15,108,868
Fidelity Series Intrinsic Opportunities Fund	-	11,019,999	-	11	-	(161,042)	10,858,957	1,021,539
Fidelity Series Investment Grade Bond Fund	104,892,699	40,153,028	21,036,521	3,712,321	(565,817)	(489,609)	122,953,780	12,444,715
Fidelity Series Large Cap Stock Fund	265,714,924	29,934,305	49,831,070	20,734,820	10,238,139	3,172,316	259,228,614	11,295,364
Fidelity Series Large Cap Value Index Fund	26,253,188	3,911,164	5,160,606	750,912	861,237	(237,694)	25,627,289	1,571,262
Fidelity Series Long-Term Treasury Bond Index Fund	145,516,032	10,601,524	32,428,440	3,428,306	(8,968,563)	1,754,292	116,474,845	21,934,999
Fidelity Series Opportunistic Insights Fund	156,960,134	32,925,897	36,221,470	10,592,970	4,028,677	8,322,135	166,015,373	6,862,975
Fidelity Series Overseas Fund	206,905,454	12,645,968	32,280,749	3,993,215	5,229,482	(13,371,278)	179,128,877	13,328,041
Fidelity Series Real Estate Income Fund	2,649,574	177,389	329,648	135,476	11,794	29,195	2,538,304	258,483
Fidelity Series Short-Term Credit Fund	92,915	292	92,641	292	1,853	(2,419)	-	-
Fidelity Series Small Cap Core Fund	7,972,210	2,208,822	2,514,406	106,234	186,494	37,112	7,890,232	646,211
Fidelity Series Small Cap Discovery Fund	-	11,227,729	-	10	-	(213,143)	11,014,586	1,012,370
Fidelity Series Small Cap Opportunities Fund	86,559,139	11,885,634	43,435,807	7,049,896	8,618,034	(11,177,566)	52,449,434	3,585,060
Fidelity Series Stock Selector Large Cap Value Fund	154,752,924	31,527,132	32,933,651	14,044,324	4,207,394	(6,461,933)	151,091,866	11,028,603
Fidelity Series Value Discovery Fund	158,469,732	32,730,974	33,605,442	6,090,654	2,429,397	(4,848,755)	155,175,906	10,011,349
	2,746,355,827	484,333,626	612,451,525	174,368,323	48,040,760	(68,121,936)	2,598,156,752	190,818,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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